Long-term bank loans & Revolving facilities - Terminated Loan Facilities (Details Narrative) $ in Thousands	1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 25, 2021 USD ($)	Apr. 12, 2024 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jun. 30, 2022 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2019 USD ($)	Aug. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 29, 2021 USD ($)	Oct. 29, 2021 USD ($)	Oct. 31, 2018 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Jul. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Oct. 31, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2024 USD ($)	Mar. 31, 2023 USD ($)
Repayments of Debt																$ 579,630	$ 730,134	$ 492,570
DNB $100,000 Facility [Member]
Line of Credit Facility, Initiation Date																Apr. 10, 2024
Proceeds from Lines of Credit			$ 100,000
Description of scope, credit facility																to refinance a senior secured facility assumed in connection with the Eagle Merger
Line of Credit Facility, Collateral																was secured by first priority mortgages on the vessels Crowned Eagle, Imperial Eagle, Gannet Bulker, Grebe Bulker, Halifax Eagle, Star Hamburg, Kingfisher, Star Owl, Star Santos, Star Singapore, Star Southport, Star Stockholm and Star Valencia
Debt instrument, prepayment amount																$ 65,004
DNB $100,000 Facility [Member] | Crowned Eagle [Member]
Debt instrument, prepayment amount																							$ 5,769
DNB $100,000 Facility [Member] | Imperial Eagle [Member]
Debt instrument, prepayment amount																						$ 6,072
DNB $100,000 Facility [Member] | Star Owl [Member]
Debt instrument, prepayment amount																				$ 4,450
ABN AMRO $97,150 Facility [Member]
Line of Credit Facility, Initiation Date																Oct. 27, 2021
Proceeds from Lines of Credit												$ 97,150
Description of scope, credit facility																to refinance the outstanding amount under the then-existing loan facility
Number of Loan Tranches																2
ABN AMRO $97,150 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit												68,950
Line of Credit Facility, Collateral																was secured by the vessels Star Eva, Star Aphrodite, Star Lydia, Star Nicole and Star Paola
Debt instrument, prepayment amount	$ 35,715
Repayment installment																20
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 2,250
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 23,950
Line of credit facility, maturity date																October 2026
ABN AMRO $97,150 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit												$ 28,200
Line of Credit Facility, Collateral																was secured by the vessels Star Pauline, Star Angie, Star Sophia, Star Georgia, Star Nina and Star Kamila
Repayment installment																12
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 2,350
Line of credit facility, maturity date																October 2024
ABN AMRO $97,150 Facility [Member] | Star Paola [Member] | Tranche A [Member]
Debt instrument, prepayment amount																								$ 4,888
DNB $107,500 Facility [Member]
Line of Credit Facility, Initiation Date																Sep. 28, 2021
Proceeds from Lines of Credit											$ 107,500
Description of scope, credit facility																to refinance the aggregate outstanding amount of the financed vessels under the then existing facilities
Line of Credit Facility, Collateral																was secured by first priority mortgages on the vessels Star Borealis, Star Polaris, Star Glory, Star Luna, Star Astrid, Star Genesis, Star Electra and Star Monica
Debt instrument, prepayment amount																			$ 28,410
DNB $107,500 Facility [Member] | Amended Installments [Member]
Repayment installment																12
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 2,185
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 19,669
DNB $107,500 Facility [Member] | Star Borealis and Star Polaris [Member]
Debt instrument, prepayment amount																		26,207
DNB $107,500 Facility [Member] | Star Glory [Member]
Debt instrument, prepayment amount																		8,023
SEB $39,000 Facility [Member]
Line of Credit Facility, Initiation Date																Jan. 22, 2021
Proceeds from Lines of Credit		$ 39,000
Description of scope, credit facility																to finance the cash consideration for the acquisition of the vessels Star Bueno, Star Borneo and Star Marilena
Debt instrument, prepayment amount																					$ 7,800
Amended and restated ING Facility [Member]
Line of Credit Facility, Initiation Date																Sep. 28, 2018
Amended and restated ING Facility [Member] | Tranche A and B [Member]
Proceeds from Lines of Credit													$ 22,500
Description of scope, credit facility																to refinance the outstanding amount under the then existing loan agreement of the vessels Peloreus and Leviathan
Number of Loan Tranches																2
Repayment installment																28
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 469
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 9,375
Amended and restated ING Facility [Member] | Peloreus and Leviathan [Member] | Tranche C and D [Member]
Proceeds from Lines of Credit								$ 1,400
Description of scope, credit facility																to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan
Number of Loan Tranches																2
Repayment installment																16
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 88
Amended and restated ING Facility [Member] | Star Magnanimus and Star Alessia [Member] | Tranche A [Member]
Proceeds from Lines of Credit				$ 32,100
Line of Credit Facility, Periodic Payment																535
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																17,120
Amended and restated ING Facility [Member] | Star Magnanimus and Star Alessia [Member] | Tranche B [Member]
Proceeds from Lines of Credit					$ 17,400
Line of Credit Facility, Periodic Payment																311
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 8,700
Amended and restated ING Facility [Member] | Star Magnanimus and Star Alessia [Member] | Tranche A and B [Member]
Description of scope, credit facility																to refinance the outstanding amounts under the then existing lease agreements of the vessels Star Magnanimus and Star Alessia
Number of Loan Tranches																2
Repayment installment																28
Line of Credit Facility, Frequency of Payments																quarterly
Line of credit facility, maturity date																due in seven years after the drawdown date
Amended and restated ING Facility [Member] | Star Magnanimus and Star Alessia [Member] | Tranche C and D [Member]
Proceeds from Lines of Credit															$ 1,400
Description of scope, credit facility																to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and Star Alessia
Number of Loan Tranches																2
Repayment installment																16
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 88
Amended and restated ING Facility [Member] | Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona [Member]
Proceeds from Lines of Credit							$ 70,000
Description of scope, credit facility																to refinance all outstanding amounts under the then existing lease agreements of the vessels Star Claudine, Star Ophelia, Star Lyra, Star Bianca, Star Flame and Star Mona
Number of Loan Tranches																6
Repayment installment																24
Line of Credit Facility, Frequency of Payments																quarterly
Amended and restated ING Facility [Member] | Star Elizabeth and Star Pavlina [Member] | Tranche A and B [Member]
Proceeds from Lines of Credit									$ 20,000
Description of scope, credit facility																due five years after their drawdown and were used to finance part of the acquisition cost of the vessels Star Elizabeth and Star Pavlina
Debt instrument, prepayment amount																												$ 18,235
Number of Loan Tranches																2
Repayment installment																20
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 294
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 14,118
Amended and restated ING Facility [Member] | Madredeus, Star Vega and Eneti [Member]
Description of scope, credit facility																to refinance the amounts under the then existing lease agreements of the vessels Star Subaru, Star Bovarius, Star Carioca, Star Capoeira, Star Macarena, Star Lambada and Star Athena acquired from Eneti Inc. and the Star Vega and to refinance the then outstanding loan amount of the vessel Madredeus
Debt instrument, prepayment amount														$ 9,139													$ 9,111
Number of Loan Tranches																9
Repayment installment																20
Line of Credit Facility, Frequency of Payments																quarterly
Line of credit facility, maturity date																due five years after their drawdown
Amended and restated ING Facility [Member] | Madredeus, Star Vega and Eneti [Member] | Minimum [Member]
Proceeds from Lines of Credit						$ 9,895
Line of Credit Facility, Periodic Payment																$ 261
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																1,649
Amended and restated ING Facility [Member] | Madredeus, Star Vega and Eneti [Member] | Maximum [Member]
Proceeds from Lines of Credit						$ 12,368
Line of Credit Facility, Periodic Payment																412
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 6,746
Fifth amended and restated ING Facility with ING Bank N.V. [Member]
Proceeds from Lines of Credit										$ 15,000
Description of scope, credit facility																to refinance the outstanding amount under the then existing lease agreement of the vessel Star Lutas
Repayment installment																20
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 405
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 6,892
Line of credit facility, maturity date																September 2028
Sixth amended and restated ING Facility with ING Bank N.V. [Member]
Proceeds from Lines of Credit														$ 62,000
Description of scope, credit facility																to finance part of the Second Oaktree Share Repurchase
Debt instrument, prepayment amount																		$ 3,500							$ 53,500	$ 5,000
Line of credit facility, maturity date																November 2024
ING Facility [Member]
Line of Credit Facility, Collateral																are secured by a first-priority ship mortgage on the financed vessels under each facility and general and specific assignments and guaranteed by Star Bulk Carriers Corp. and its subsidiaries.
Repayments of Debt	$ 154,920